Significant Accounting Policies (Details) $ / shares in Units, shares in Millions, VEF in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 VEF
Foreign Currency Translation
Threshold percentage used to determine if economic environment is highly inflationary									100.00%
Number of years used to determine if economic environment is highly inflationary									3 years
Operating income of Venezuelan subsidiary as percent of consolidated amount high end of range									1.00%
Maximum balance of company's net monetary liabilities in Venezuelan bolivars | VEF												VEF 500
Exchange rate established by Venezuelan government from bolivars to dollars - CENCOEX												6
Exchange rate established by Venezuelan government from bolivars to dollars - SICAD												13
Exchange rate established by Venezuelan government from bolivars to dollars - SIMADI												200
Earnings per share
Options outstanding not included in computation of diluted earnings per share (in shares)									5.0	1.4	2.0
Numerator:
Net income attributable to 3M | $	$ 1,038	$ 1,296	$ 1,300	$ 1,199	$ 1,179	$ 1,303	$ 1,267	$ 1,207	$ 4,833	$ 4,956	$ 4,659
Denominator:
Denominator for weighted average 3M common shares outstanding - basic (in shares)									625.6	649.2	681.9
Dilution associated with the Company's stock-based compensation plans (in shares)									11.6	12.8	11.7
Denominator for weighted average 3M common shares outstanding - diluted (in shares)									637.2	662.0	693.6
Earnings per share attributable to 3M common shareholders - basic (in dollars per share) | $ / shares	$ 1.69	$ 2.09	$ 2.06	$ 1.88	$ 1.85	$ 2.02	$ 1.94	$ 1.83	$ 7.72	$ 7.63	$ 6.83
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share) | $ / shares	$ 1.66	$ 2.05	$ 2.02	$ 1.85	$ 1.81	$ 1.98	$ 1.91	$ 1.79	$ 7.58	$ 7.49	$ 6.72